o BT INSTITUTIONAL FUNDS o

                           INTERNATIONAL EQUITY FUND

                               SEMI-ANNUAL REPORT
                                  MARCH o 1998

International Equity Fund

Table of Contents

            Letter to Shareholders                                            3

            International Equity Fund

               Statement of Assets and Liabilities                            7
               Statement of Operations                                        7
               Statements of Changes in Net Assets                            8
               Financial Highlights                                           8
               Notes to Financial Statements                                  9

            International Equity Portfolio

               Statement of Net Assets                                       10
               Statement of Operations                                       13
               Statements of Changes in Net Assets                           14
               Financial Highlights                                          14
               Notes to Financial Statements                                 15

                           -------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                           -------------------------

International Equity Fund

Letter to Shareholders

We are pleased to present you with this semi-annual report for the International Equity Fund, providing a review of the markets, the Portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The International Equity Fund (the "Fund") Class I had a total return of 11.91%* and the Fund's Class II shares had a total return of 12.00%* for the six month period ended March 31,1998, as compared to 5.73% for the Morgan Stanley Capital International ("MSCI") EAFE Index** and 5.91% for the Lipper International Equity Funds Average***. Since their inception on April 1, 1997, the Fund's Class I Shares have delivered a total return of 37.00% cumulatively, or 37.27% annualized, and the Fund's Class II Shares have delivered a total return of 37.20% cumulatively, or 37.47% annualized, as of March 31, 1998.

MARKET ACTIVITY

Most of the world's developed markets outside of Asia soared to new highs during the six months ended March 31,1998, shaking off the initial gloom of Asia's financial and economic malaise. After assessing the limited impact of Asian weakness on earnings of firms elsewhere in the world, investor sentiment turned sharply positive. However, concerns were reignited in Japan, where the combination of softer exports to the region and a further weakening in the domestic economy has likely pushed the nation into recession.

             -------------
               Objective
Seeks long term capital appreciation from
investments in foreign equity securities or
other securities with equity characteristics.+
             -------------

A distant memory is the concern of a year ago that the U.S. Federal Reserve Board would engage in a series of interest rate hikes to quell nascent inflation growth. It was believed by most that this would not only spell the end of the historic bull market in U.S. stocks but would derail equity performance abroad. In fact, non-inflationary economic expansion continued in the U.S., and Asia's weakness may even have provided an additional deflationary influence, with excess capacity and lower import prices deferring Fed intervention for the time being.

             -------------
         Investment Instruments
Equity securities of foreign issuers, con-
sisting of common stock and other securi-
ties with equity characteristics; the invest-
ments are diversified among several
regions.
             -------------


Investor focus turned to Europe, where attractive valuations, lower interest rates, and renewed economic growth pushed markets to record levels. This backdrop, along with a trend in retirement planning away from governmental paternalism and toward individual self-reliance, helped to bolster an "equity culture" similar to that of the U.S. and U.K. The anticipated success of European Economic and Monetary Union (EMU) further contributed to a dramatic regional re-rating. The recent recommendation by the European Monetary Institute and the German Bundesbank that EMU should proceed as scheduled in January 1999 and that all eleven candidates should be approved was an important landmark.

Europe

The EMU-led revolution in Europe contributed to an unprecedented shift in economic power. Anticipation that the member nations will comprise a formidable bloc, joined together by a single currency and interest rate regime, brought many first time domestic and foreign investors to the region's markets. Europe has also attracted new fund flows from investors looking to diversify North American exposure, from speculative emerging markets, and, most significantly, from domestic investors seeking growth that fixed income markets have not historically delivered.

Particular beneficiaries were the peripheral markets--most notably Italy, Spain, Portugal and Ireland--because they offer attractive valuations and are benefiting the most from interest rate convergence. Italy's fortunes also improved considerably, as confidence grew that it would join EMU on schedule. Portugal entered MSCI EAFE in December, attracting further interest from global investors.

This tremendous influx of new capital, which began more than one year ago, propelled Europe to the lead of world equity market performance. In fact, most European bourses outperformed the U.S. market by a wide margin during the six months ending March 31,1998. Europe delivered a 23.2% gain in local currencies and 20.6% in U.S. dollars during the period, outpacing the still remarkable 17.2% performance of U.S. equities and the lackluster 5.7% rise of the MSCI EAFE. Peripheral markets generated stellar gains, with Italy, Portugal and Spain the top performers. France led the core markets. The United Kingdom and Germany, despite good absolute numbers, underperformed the region. The impact of Asia on the Nordic region produced the three poorest outcomes in Europe over the period, specifically Norway, which particularly felt the collapse in oil prices, and Sweden and Finland, which felt the effects of selloffs in capital equipment and commodity stocks.

Ten Largest Stock Holdings

  Credito Italiano            Hagemeyer Nv
-------------------------------------------------------------------------------
  Banco Popular Espanol       Fomento De Construccione
-------------------------------------------------------------------------------
  Telecom Italia Spa          Telecel Communications
-------------------------------------------------------------------------------
  Newcourt Credit Group       Renault Sa
-------------------------------------------------------------------------------
  Soc Generale D'enterpris    Banque National De Paris
-------------------------------------------------------------------------------

Asia

The Japanese market continued to whipsaw unwary investors during the semi-annual period. Equity holders heavily sold down the market in November, responding to poor half year results and expectations that worse would follow. Leaks of government efforts to stimulate the economy initially led to a sharp recovery in January, but as the details began to unravel, investors fled to markets with fewer political and

----------
* Performance quoted represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** Indexes are unmanaged, and investments cannot be made in an index. The EAFE Index is comprised of major non-U.S. stock markets.
*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
+ Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

International Equity Fund

Letter to Shareholders

                    Diversification of Portfolio Investments

                         By Sector as of March 31, 1998
                     (percentages are based on market value)

                            [PIE CHART APPEARS HERE]

Spain        7%                              Switzerland                     5%
Portugal     6%                              United Kingdom                  9%
Netherlands  6%                              Short Term Instruments
Japan        4%                               (Treasury Bills & other items) 8%
Italy       10%                              Other                          20%*
Germany      8%                              France                         17%

----------
* Includes countries with weightings of less than 4%.

economic risks. Compounded by yen weakness, Japan finished the semi-annual period with a negative 18.0% return in U.S. dollars.

The crisis in Asia spread further northward by the end of 1997, devastating many of the emerging markets in the region. More specifically, after Taiwan depreciated its currency by 10% for competitive reasons last October, investors anticipated that Hong Kong would abandon its U.S. dollar peg, thereby initiating another round of regional equity and currency market declines. The Hong Kong market retreated, as prospects for slower growth led investors away. The combination of sharply higher interest rates and plummeting currencies proved to be too challenging for Indonesia and South Korea. Both became recipients of International Monetary Fund bailout packages. In late December, fears of debt moratoria weighed heavily on the markets. However, disaster was averted when Korea obtained debt rollovers and then restructured its banks' short-term foreign debt in late January. This successful debt restructuring was the primary catalyst for the rebound in regional equities and currencies during the first calendar quarter of 1998.

Other Markets

Canada, a non-EAFE market, beat the Index for the period with a local market gain of 11.9% and a U.S. dollar return of 8.8%. Consolidation in the banking industry and a slower growth rate, which quelled fears of inflation, bolstered this equity market despite a currency driven down by depressed commodity prices.

The Asian contagion spread to Latin America and Russia, down 10.5% and 28.7% in dollars, respectively. Bond spreads and equity risk premiums widened across the board. Although the Latin markets responded to the Asian crisis with proactive policies and are in better economic shape, weak global commodity prices and higher interest rates took a toll on fundamentals, since many regional economies are dependent upon commodity and oil revenues. Consequently, countries like Mexico, Chile, Columbia and Venezuela were compelled to cut spending and to hike interest rates to support their currencies. Although the market was most concerned about a potential devaluation of the Brazilian currency given that nation's large current account and budget deficits, it regained investor confidence with its policy initiatives and larger than expected interest rates cuts. Thus, Brazil was the region's best performer, up 7.7%, during the first quarter of 1998.

Russia, last year's star performer, was adversely affected by sagging oil prices, rising interest rates, and continuing delays on the reform front. Although South Africa is also dependent on commodities, this market was supported by the financial sector, undergoing consolidation and responding favorably to declining interest rates.

INVESTMENT REVIEW

We continued to extend the Fund's exposure to Europe, favoring the continent and its peripheral markets while adding to its holdings in the United Kingdom. Most significantly, we increased our overweighting in France from 14% last September to just over 17%, reflecting our confidence that France stands to deliver the strongest performance within Europe's core markets. More importantly, it is a reflection of the attractiveness of French companies with strong managements, driven by and benefiting from restructuring, industry consolidations, and a broadening economic recovery. We also increased our already overweight position in Italy from 7% to 10%. Our exposure to Spain and Portugal has grown due to strong price appreciation.

As for the sectors within these European countries' markets, we established positions in regional financial services companies and benefited greatly from their strong performance over the period. These include Bayerische Vereinsbank, whose stock is reflecting expected benefits from its merger with Bayerische Hypobank; insurance giant Allianz AG in Germany, which will likely play a major role in the reshaping of the sector throughout Europe; Banca di Roma in Italy and Argentaria in Spain, key candidates to benefit from the consolidations in their respective markets; and Erste Bank, a dominant player in Austria. We also brought Swiss banks UBS and Credit Suisse into the portfolio. We expect UBS, in the process of combining with SBC, to develop significant value through merger synergies, and we believe Credit Suisse will be the beneficiary of the resulting reduced capacity. We sold our position in Swedish bank Nordbanken AB in the wake of its merger with Finland-based Merita Oy.

Two defensive consumer-related growth stocks were added upon their initial public offerings: detergent maker Benckiser and animal feed leader Nutreco Holding, both in the Netherlands. We also purchased Hagemeyer, a Dutch distributor and trading company.

The portfolio broadened its exposure to the fast-growing telecommunications and telecom equipment companies, which are benefiting from the global industry revolution taking place. We purchased Global TeleSystems Group, a rapidly growing supplier of capacity to telecom services companies in Europe and Russia, French telecom equipment maker Alcatel Alsthom, German telecom company Mannesmann, Telecom Corp. of New Zealand, Indonesia's PT Telekomunikasi, and Philippine Long Distance Telephone Company.

Positions in "growth" utilities, i.e. companies redefining the concept of a captive service provider and becoming increasingly profitable due to cost cutting and entrepreneurial managements, were brought into the portfolio. These include Spain's largest electricity company Endesa, with a growing presence in Latin America, Britain's major gas transporter BG plc, electricity generator British Energy, Germany's multi-utility Viag AG, and Italian gas and water distributor Italgas.

International Equity Fund

Letter to Shareholders

We decreased the Fund's exposure to Japan but continued to add inexpensive out-of the-money call options on the Nikkei to capture any upward movement, while conserving capital for stocks and markets with more attractive prospects. We added fast-growing specialized semiconductor and component maker Rohm, while eliminating Canon due to poor sales prospects. Continued declines in consumer spending led to our disposal of department store Takashimaya. We avoided Japanese banks despite their depressed prices, because it remains uncertain how they will fare through the ongoing financial crisis and how they will respond to increased competition.

During the semi-annual period, we sold the Fund's holdings in Chinese "red chip" stocks--Tianjin Development and China Resources--as well as in interest rate sensitive stocks, including Hong Kong property plays Cheung Kong and New World Development, and Development Bank of Singapore. In Malaysia, we replaced infrastructure company, United Engineers, and tobacco firm, R.J. Reynolds, with cash-rich gaming companies, Genting and Magnum. We also purchased Singapore electronics company, Creative Technology.

We participated in the initial public offering of Hungary's Matav Telecom and sold Sasol, a South African petrochemical firm. In Mexico, we took profits in retailer Elektra, and added Femsa, a major beverage company which controls the nation's Coca-Cola franchise. Banco Rio in Argentina was also purchased. Our cash position ended the six month period at 5.9%.

MANAGERS' OUTLOOK

During the past several years, investors who braved the U.S. stock market were rewarded, while many foreign markets underperformed. However, we believe U.S. equity prices have been stretched to levels unjustified by the anticipated slowdown in corporate earnings, especially this far into an economic expansion. As a result, many U.S. investors are looking abroad for more attractive valuations.

In our opinion, Continental European markets, despite their recent strong run-up, offer the best prospects for earnings growth. We continue to favor France and the European periphery. We believe that the United Kingdom will continue to underperform the continent because of the lateness in its economic cycle, as reflected in its steeply inverted yield curve.

Japan continues to suffer from the deleterious effects of its inefficient and closed economy. As recession becomes a reality, policy makers are piece-mealing a plan to revive economic growth and consumer demand. If past efforts can be a guide, this process may take several years, and its effectiveness remains largely in doubt. In contrast, we believe systemic risk in the Asia-Pacific region has bottomed with the stabilization of the regional currencies and the recent progress made on the policy front in countries like Korea and Thailand. Although the worst has likely been seen in the region, we continue to remain cautious as the crisis still unfolds. These markets remain susceptible to disappointments generated by the continued economic and corporate distress, the large amount of funds that need to be raised for recapitalizations, and the inability of Japan to provide economic leadership in Asia's time of need. Major challenges also remain in the areas of structural reform, corporate deleveraging, and economic recession.

The environment for emerging markets outside the Asia-Pacific region will likely remain tempered by the ongoing uncertain global impact of the Asian crisis as well as by the lower global liquidity levels available relative to last year.

We will, of course, continue to monitor economic conditions and political initiatives and their effect on financial markets as we seek long-term capital appreciation.

We value your support of the International Equity Fund and look forward to continuing to serve your investment needs in the years ahead.

                                /s/ Michael Levy
                               _________________
                                  Michael Levy

                               /s/ Robert Reiner
                               _________________
                                 Robert Reiner

                                 /s/ Julie Wang
                                _______________
                                   Julie Wang


                   Michael Levy, Robert Reiner and Julie Wang
                           Portfolio Managers of the
                         International Equity Portfolio
                                 March 31, 1998

International Equity Fund

Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the International Equity Fund - Class I and Class II Shares, with the MSCI EAFE Index since April 1, 1997.

                      [GRAPH APPEARS HERE-SEE PLOT POINTS]


                               International Equity Fund -Class I - $13,700                    MSCI EAFE Index - $11,861
April-97                                        $10,000                                                 $10,000
Jun-97                                           11,660                                                  11,238
Sep-97                                           12,240                                                  11,218
Dec-97                                           11,450                                                  10,340
Mar-98                                           13,700                                                  11,861
Apr-97                                           10,000                                                  10,000
Jun-97                                           11,660                                                  11,238
Sep-97                                           12,250                                                  11,218
Dec-97                                           11,460                                                  10,340
Mar-98                                           13,720                                                  11,861


      ---------------
Total Return for the period
   Ended March 31, 1998

  Class I         Class II
Since 4/1/97*   Since 4/1/97*
-------------   -------------
   37.00%          37.20%

* The Fund's inception date.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
      ---------------

Past performance is not indicative of future performance. The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

International Equity Fund

Statement of Assets and Liabilities March 31, 1998 (unaudited)

Assets

   Investment in International Equity Portfolio, at Value                                                          $   472,249,520
   Receivable for Shares of Beneficial Interest Subscribed                                                              10,263,488
   Prepaid Expenses and Other                                                                                               41,978
                                                                                                                   ---------------
Total Assets                                                                                                           482,554,986
                                                                                                                   ---------------
Liabilities
   Accrued Expenses and Other                                                                                               18,859
   Due to Bankers Trust, net                                                                                                73,816
                                                                                                                   ---------------
Total Liabilities                                                                                                           92,675
                                                                                                                   ---------------
Net Assets                                                                                                         $   482,462,311
Composition of Net Assets                                                                                          ===============
   Paid-in Capital                                                                                                 $   427,397,975
   Undistributed Net Investment Income                                                                                     659,677
   Undistributed Net Realized Gain from Investment, Options and Forward Foreign Currency Transactions                      815,737
   Net Unrealized Appreciation on Investment, Options, Foreign Currencies and Forward Foreign Currency Contracts        53,588,922
                                                                                                                   ---------------
Net Assets                                                                                                         $   482,462,311
                                                                                                                   ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
   Class I+                                                                                                        $         13.70
                                                                                                                   ===============
   Class II++                                                                                                      $         13.72
                                                                                                                   ===============

----------
+ Net asset value, redemption price and offering price per share (based on net assets of $473,267,018 and 34,545,198 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).

++ Net asset value, redemption price and offering price per share (based on net assets of $9,195,293 and 670,318 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).


Statement of Operations For the six month period ended March 31, 1998
(unaudited)

Investment Income
   Income Allocated from International Equity Portfolio, net                                                      $       849,533
                                                                                                                  ---------------
Expenses
   Administration and Services Fees - Class I                                                                             328,878
   Administration and Services Fees - Class II                                                                              5,981
   Registration Fees                                                                                                        1,235
   Miscellaneous                                                                                                            1,643
                                                                                                                  ---------------
   Total Expenses                                                                                                         337,737
   Less:  Expenses Absorbed by Bankers Trust - Class I                                                                    (84,747)
          Expenses Absorbed by Bankers Trust - Class II                                                                    (4,339)
                                                                                                                  ---------------
      Net Expenses                                                                                                        248,651
                                                                                                                  ---------------
Net Investment Income                                                                                                     600,882
                                                                                                                  ---------------
Realized and Unrealized Gain on Investment, Options, Foreign Currencies and
  Forward Foreign Currency Contracts
   Net Realized Gain from Investment Transactions                                                                         805,398
   Net Realized Loss from Foreign Currencies and Forward Foreign Currency Transactions                                   (560,185)
   Net Realized Loss from Option Transactions                                                                            (101,100)
   Net Change in Unrealized Appreciation/Depreciation on Investment, Options, Foreign Currencies and
     Forward Foreign Currency Contracts                                                                                52,423,829
                                                                                                                  ---------------
Net Realized and Unrealized Gain on Investment, Options, Foreign Currencies and
  Forward Foreign Currency Contracts                                                                                   52,567,942
                                                                                                                  ---------------
Net Increase in Net Assets from Operations                                                                        $    53,168,824
                                                                                                                  ===============

----------
*  Commencement of operations

                  See Notes to Financial Statements on Page 9

International Equity Fund

Statements of Changes in Net Assets

                                                                               For the six
                                                                               months ended          For the period
                                                                              March 31, 1998     April 1, 1997* through
                                                                               (unaudited)         September 30, 1997
                                                                              --------------     ----------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                      $       600,882    $        38,801
   Net Realized Gain from Investment, Options, Foreign Currencies and
      Forward Foreign Currency Contracts                                              144,113            592,278
   Net Change in Unrealized Appreciation/Depreciation on Investment, Options,
      Foreign Currencies and Forward Foreign Currency Contracts                    52,423,829          1,165,093

                                                                              ---------------    ---------------
Net Increase in Net Assets from Operations                                         53,168,824          1,796,172
                                                                              ---------------    ---------------
Capital Transactions in Shares of Beneficial Interest

   Net Increase Resulting from Class I Shares                                     378,516,731         41,615,668
   Net Increase Resulting from Class II Shares                                             --          7,364,916
                                                                              ---------------    ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest           378,516,731         48,980,584
                                                                              ---------------    ---------------
Total Increase in Net Assets                                                      431,685,555         50,776,756
Net Assets
Beginning of Period                                                                50,776,756                 --
                                                                              ---------------    ---------------
End of Period (includes undistributed net investment income of $659,677)
   and $58,795, respectively                                                  $   482,462,311         50,776,756
                                                                              ===============    ===============


Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the International Equity Fund.


                                                    Class I Shares                             Class II Shares
                                          --------------------------------------    ----------------------------------------
                                            For the six                                For the six
                                           months ended        For the period         months ended         For the period
                                          March 31, 1998   April 1, 1997* through    March 31, 1998   April 1, 1997* through
                                           (unaudited)       September 30, 1997       (unaudited)       September 30, 1997
                                          --------------   ----------------------    --------------   ----------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period          $12.24              $10.00                 $12.25                $10.00
                                            --------            --------               --------              --------
Income from Investment Operations
   Net Investment Income                        0.00+               0.00+                  0.00+                 0.04
   Net Realized and Unrealized Gain on
    Investment, Option and Foreign Currency
        Transactions                            1.46                2.24                   1.47                  2.21
                                            --------            --------               --------              --------
Total from Investment Operations                1.46                2.24                   1.47                  2.25
                                            --------            --------               --------              --------
Distributions to Shareholders
   Net Investment Income                          --                  --                     --                    --
   Net Realized Gain from Investment
      Transactions                                --                  --                     --                    --
                                            --------            --------               --------              --------
Total Distributions                               --                  --                     --                    --
                                            --------            --------               --------              --------
Net Asset Value, End of Period                $13.70              $12.24                 $13.72                $12.25
                                            ========            ========               ========              ========
Total Investment Return                         11.9%               22.4%                  12.0%                 22.5%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) $473,267             $42,566                 $9,195                $8,211
   Ratios to Average Net Assets:
      Net Investment Income                     0.71%**             0.20%**                0.43%**               0.85%**
      Expenses, including expenses of the
         International Equity Portfolio         0.95%**             0.95%**                0.70%**               0.80%**
      Decrease Reflected in Above Expense
         Ratio Due to Absorption of Expenses
         by Bankers Trust                       0.26%**            0.67%**                 0.11%**               0.64%**

----------
*  Commencement of operations
** Annualized
+  Less than $0.01

                  See Notes to Financial Statements on Page 9

International Equity Fund

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A.  Organization

BT Institutional Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The International Equity Fund (the "Fund") is offered to investors by its respective Trust.

The Fund offers two classes of shares to investors: Class I and Class II shares (the "Classes"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest on April 1, 1997.

The Class I and Class II shares commenced operations and began offering shares of beneficial interest on April 1, 1997.

The portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio"). The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1998, the Fund's investment was approximately 34% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B.  Investment Income

The Fund's income, net of expenses, is earned daily on its investment in the Portfolio and is recorded on the accural basis. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon its relative proportion of net assets.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration is being amortized over a five year period.

D.  Dividends

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income and net realized short-term and long-term capital gains, if any. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

E.  Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F.  Other

The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Fund or Class are charged to that Fund or Class, while expenses which are attributable to the Trust are allocated among the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .40% and .15% of average daily net assets for Class I and Class II, respectively. Amounts owed under the Administration and Services Agreement amounted to $73,816 net of waived expenses of $76,891 as of March 31, 1998 for the Fund.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement at an annual rate not exceeding .20% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1998, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows: International Equity Fund Class I shares to 0.30 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and
 .95% of the average daily net assets of the Class, including expenses of the Portfolio; International Equity Fund Class II shares to .15% of the average daily net assets of the Class, excluding expenses of the Portfolio, and .70% of the average daily net assets of the Class, including expenses of the Portfolio. For the six months ended March 31, 1998, expenses have been reduced by $84,747 and $4,339 for Class I and Class II, respectively.

Certain officers of the Fund are also officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund.

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and is apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

Note 3--Shares of Beneficial Interest

At March 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                     Class I Shares          Class II Shares
                                 For the period ended      For the period ended
                                    March 31, 1998            March 31, 1998
                                      (unaudited)               (unaudited)
                               -------------------------    -------------------
                                 Shares        Amount        Shares      Amount
                               ----------   ------------    -------      ------
Sold                           37,262,111   $455,526,024         --          --
Reinvested                             --            --          --          --
Redeemed                       (6,194,123)   (77,009,293)        --          --
                               ----------   ------------    -------      ------
Net Increase                   31,067,988   $378,516,731         --          --
                               ==========   ============    =======      ======

International Equity Portfolio

Statement of Net Assets March 31, 1998 (unaudited)

Shares                  Description                                    Value
------                  -----------                                    -----
            COMMON STOCKS - 94.11%
            Argentina - 0.27%
   296,300  Banco Rio de La Plata SA, ADR
             (Financial Services) (a)                            $    3,703,750
                                                                 --------------

            Australia - 1.83%
   265,600  Brambles Industries Ltd. (Services)                       5,539,789
 3,007,320  Goodman Fielder Ltd. (Consumer
             Goods Non-Durables)                                      4,678,991
 2,978,116  National Mutual Holdings Ltd.
             (Financial Services)                                     6,498,035
   919,900  TABCORP Holdings Ltd. (Services)                          4,945,290
   583,100  Woodside Petroleum Ltd. (Energy)                          3,867,119
                                                                 --------------
                                                                     25,529,224
                                                                 --------------

            Austria - 0.79%
   185,487  Erste Bank Der Oesterreichischen
            Sparkassen AG (Financial Services) (a)                   11,076,957
                                                                 --------------

             Belgium - 1.15%
   109,900  Credit Communal Holding/Dexia
             (Financial Services)                                    16,045,688
                                                                 --------------


            Botswana - 0.31%
 3,185,700  Sechaba Breweries Ltd. (Consumer
             Goods Non-Durables) (a)                                  4,356,126
                                                                 --------------

            Brazil - 0.61 %
   262,770  Companhia Paranaense de Energia-
             Copel, ADR (Utilities)                                   3,826,588
     9,100  Telebras, ADR (Telecommunications)                        1,181,294
33,537,900  Telecomunic Brasileiras SA
             (Telecommunications)                                     3,465,573
                                                                 --------------
                                                                      8,473,455
                                                                 --------------

            Canada - 2.98%
   206,500  Cadillac Fairview Corp. (Property) (a)                    4,421,266
   434,800  Newcourt Credit Group, Inc.
             (Financial Services)                                    21,706,370
   262,100  Royal Bank of Canada (Financial Services)                15,508,167
                                                                 --------------
                                                                     41,635,803
                                                                 --------------

            Finland - 2.48%
   371,400  KCI Konecranes International Plc.
             (Capital Equipment)                                     17,072,211
    64,700  Nokia Corp., ADR-A (Technology)                           6,983,556
   415,400  UPM-Kymmene Oyj (Materials)                              10,583,534
                                                                 --------------
                                                                     34,639,301
                                                                 --------------

            France - 17.08%
    58,207  Accor SA (Services)                                      14,937,157
    57,710  Alcatel Alsthom (Technology)                             10,832,442
   172,000  AXA-UAP (Financial Services)                             17,711,067
   249,700  Banque Nationale de Paris (Financial Services)           19,404,856
   162,400  Compagnie Financiere de Paribas-A
             (Financial Services)                                    16,434,223

   351,400  Dassault Systemes SA, ADR (Technology)                   13,880,300
   115,200  Elf Aquitaine SA (Energy)                                15,097,468
   245,939  Michelin-B (Consumer Goods Durables)                     14,682,748
   436,100  Renault SA (Consumer Goods Durables)                     19,426,330
   181,400  Rhone-Poulenc-A (Healthcare)                              9,219,461
   185,032  Schneider SA (Capital Equipment)                         14,244,947
   226,674  SEITA (Consumer Goods Non-Durable)                        8,890,037


Shares                  Description                                    Value
------                  -----------                                    -----
   597,000  Societe Generale d'Entreprises SA
             (Capital Equipment)                                 $   21,197,889
   117,200  Suez Lyonnaise des Eaux SA (Utilities)                   16,929,582
   121,900  Total SA-B (Energy)                                      14,637,680
    85,896  Unibail (Property)                                       10,757,968
                                                                 --------------
                                                                    238,284,155
                                                                 --------------


            Germany - 8.23%
    89,600  Adidas AG (Consumer Goods Non-Durable)                   15,888,569
    28,400  Allianz AG (Financial Services)                           8,576,511
   189,450  Bayerische Vereinsbank AG (Financial Services)           13,829,215
   143,200  Daimler-Benz AG (Consumer Goods Durables)                13,163,188
   780,900  Deutsche Lufthansa AG (Transportation)                   16,446,445
    19,500  Mannesmann AG (Capital Equipment)                        14,276,522
    25,300  SAP AG-Vorzug (Technology)                               10,759,408
     9,600  Viag AG (Utilities)                                       5,232,400
    21,220  Volkswagen AG (Consumer Goods Durables)                  16,614,340
                                                                 --------------
                                                                    114,786,598
                                                                 --------------

            Hong Kong - 1.48%
 9,553,000  Beijing Datang Power
             Generation Co. Ltd. (Utilities)                          4,407,673
 2,817,000  Cosco Pacific Ltd. (Multi-Industry)                       2,363,164
 3,668,000  First Tractor Co. Ltd.-H (Capital Equipment)              2,508,989
 2,505,000  Gaungnan Holdings (Consumer
             Goods Non-Durables)                                      1,600,319
   528,000  Hutchison Whampoa Ltd. (Multi-Industry)                   3,713,847
 3,560,000  NG Fung Hong Ltd. (Consumer Goods
             Non-Durables)                                            3,468,890
   619,000  Shanghai Industrial Holdings Ltd.
             (Multi-Industry)                                         2,532,465
                                                                 --------------
                                                                     20,595,347
                                                                 --------------

            Hungary - 0.52%
   234,900  Mol Magyar Olaj Es Gazipari Rt.,
             GDR (Energy) (a)                                         7,202,316
                                                                 --------------

            Indonesia - 0.19%
    30,600  Fiskaragung Perkasa PT (Consumer
             Goods Non-Durables)                                          2,388
     4,600  Gulf Indonesia Resources Ltd. (Energy)                       82,800
   260,300  Telekomunikasi Indonesia, ADR
             (Telecommunications)                                     2,554,194
                                                                 --------------
                                                                      2,639,382
                                                                 --------------

            Ireland - 3.31%
   928,700  Bank of Ireland (Financial Services)                     18,360,901
 1,228 867  CRH Plc. (Materials)                                     18,467,816
 3,248,700  Jefferson Smurfit Group Plc. (Materials)                  9,314,244
                                                                 --------------
                                                                     46,142,961
                                                                 --------------

            Italy - 9.79%
 8,782,400  Banca di Roma (Financial Services)                       14,814,586
   512,100  Banca Nazionale del Lavoro (Financial Services)          13,835,416
 1,816,000  Bulgari SPA (Consumer Goods Non-Durable)                 12,442,552
 6,099,400  Credito Italiano (Financial Services)                    30,130,201
 1,718 000  ENI SPA (Energy)                                         11,705,122
    24,300  ENI SPA, ADR (Energy)                                     1,646,325
 2,181,400  Italgas SPA (Utilities) (a)                              10,973,264
   595,100  Ittierre Holding SPA (Consumer Goods
             Non-Durable)                                             2,476,149
 7,771,600  Parmalat Finanziaria SPA (Financial Services)            16,711,972
 2,782,000  Telecom Italia SPA (Telecommunications)                  21,922,696
                                                                 --------------
                                                                    136,658,283
                                                                 --------------

              See Notes to Financial Statements on Pages 15 to 17

International Equity Portfolio

Statement of Net Assets March 31, 1998 (unaudited)

Shares                  Description                                    Value
------                  -----------                                    -----
            Japan - 4.47%
   182,100  AJL Peps Trust (Consumer Goods
             Non-Durables)                                       $    1,821,000
   283,000  Fuji Photo Film Co. (Consumer Goods
             Non-Durables)                                           10,525,890
   142,200  Nintendo Corp. Ltd. (Consumer Goods
             Non-Durables)                                           12,262,757
    91,000  Rohm Co. (Technology)                                     8,325,147
   338,000  Sankyo Co. Ltd. (Healthcare)                              9,377,976
   121,300  Sony Corp. (Consumer Goods Durable)                      10,278,505
   384,000  Takeda Chemical Industries
             (Healthcare)                                             9,761,614
                                                                 --------------
                                                                     62,352,889
                                                                 --------------

            Malaysia - 0.36%
   905,000  Genting BHD (Services)                                    3,107,830
 2,200,000  Magnum Corp. BHD (Services)                               1,885,714
                                                                 --------------
                                                                      4,993,544
                                                                 --------------

            Mexico - 0.71 %
   516,000  Fomento Economico (Consumer Goods
             Non-Durable)                                             3,749,753
   169,600  Grupo Televisa, GDR (Services)                            6,211,600
                                                                 --------------
                                                                      9,961,353
                                                                 --------------

            Netherlands - 6.43%
   132,800  Benckiser NV-B (Consumer Goods
             Non-Durable) (a)                                         7,332,125
   436,800  Hagemeyer NV (Services)                                  21,162,182
   308,784  ING Groep NV (Financial Services)                         7,522,496
   376,900  Ispat International NV (Materials) (a)                   10,741,650
   394,300  Koninklijke Ahold NV (Services)                          12,729,117
   243,700  Nutreco Holding NV (Consumer Goods
             Non-Durable)                                             8,066,053
   165,600  Philips Electronics NV (Consumer
             Goods Durable)                                          12,153,691
                                                                 --------------
                                                                     89,707,314
                                                                 --------------

            New Zealand - 0.20%
   598,300  Telecom Corporation of New Zealand Ltd.
             (Telecommunications)                                     2,851,239
                                                                 --------------

            Philippines - 0.11%
    56,870  Philippine Long Distance Telephone Co.,
             ADR (Telecommunications)                                 1,585,251
                                                                 --------------

            Portugal - 5.80%
   262,700  Banco Comercial Portugues, SA
             (Financial Services)                                     8,481,800
   252,500  BPI-SGPS, SA (Financial Services)                         9,712,308
   411,800  Cimpor-Cimentos de Portugal SGPS SA
             (Materials)                                             14,511,224
   575,700  Electricidade de Portugal SA (Utilities)                 13,359,389
   234,200  Portugal Telecom SA (Telecommunications)                 12,181,442
    42,700  Portugal Telecom SA, ADR
             (Telecommunications)                                     2,239,081
   131,900  Telecel-Comunicacaoes Pessoais, SA
             (Telecommunications) (a)                                20,474,986
                                                                 --------------
                                                                     80,960,230
                                                                 --------------

            Russia - 0.55%
   334,000  Tatneft ADR 144A (Energy) (b)                             7,732,100
                                                                 --------------


Shares                  Description                                    Value
------                  -----------                                    -----
            Singapore - 0.58%
   180,800  Creative Technology Ltd. (Technology)  (a)           $    4,068,000
 1,075,400  Venture Manufacturing (Singapore) Ltd.
             (Technology)                                             3,995,294
                                                                 --------------
                                                                      8,063,294
                                                                 --------------

            Spain - 6.72%
   220,674  Aldeasa SA (Services)                                     7,814,205
   228,000  Banco Popular Espanol SA (Financial Services)            22,129,860
   167,190  Corporacion Bancaria de Espana SA
             (Financial Services)                                    13,842,435
   576,872  Endesa SA (Utilities)                                    13,869,323
   392,191  Fomento de Construcciones y
             Contratas SA (Multi-Industry)                           20,731,684
   348,297  Telefonica de Espana (Telecommunications)                15,350,224
                                                                 --------------
                                                                     93,737,731
                                                                 --------------

            Sweden - 2.90%
    84,700  Castellum AB (Property)                                   9,240,409
   179,200  Electrolux AB-Ser. B
             (Consumer Goods Durable)                                14,794,171
   844,700  Stora Kopparbergs Bergslags Aktiebolag-A
             (Materials)                                             12,996,197
   109,600  Volvo AB-B (Autos & Trucks)
             (Consumer Goods Durable)                                 3,489,049
                                                                 --------------
                                                                     40,519,826
                                                                 --------------

            Switzerland - 4.53%
     7,655  ABB AG-Bearer (Capital Equipment)                        11,438,563
     7,120  Novartis AG (Healthcare)                                 12,600,695
    50,200  Credit Suisse (Financial Services)                       10,043,293
     8,120  UBS-Bearer (Financial Services)                          13,262,578
    27,400  Zurich VersicherungsGesellschaft
             (Financial Services)                                    15,906,199
                                                                 --------------
                                                                     63,251,328
                                                                 --------------

            Thailand - 0.12%
   148,100  PTT Exploration & Production (Energy)                     1,682,869
                                                                 --------------

            United Kingdom - 8.98%
   487,000  Barclays Plc. (Financial Services)                       14,573,525
 1,764,465  BG Plc. (Utilities)                                       9,130,247
   538,900  British Aerospace Plc. (Capital Equipment)               17,732,984
 1,071,400  British Energy Plc. (Utilities)                           9,334,151
   967,900  British Land Co. Plc. (Property)                         12,115,819
   133,309  British Petroleum Plc., ADR (Energy)                     11,472,906
   887,300  Compass Group Plc. (Services)                            15,111,324
   406,800  Glaxo Wellcome Plc. (Healthcare)                         10,804,265
   636,500  Millennium & Copthorne Hotels Plc.
             (Services)                                               5,931,638
   621,900  Railtrack Group Plc. (Transportation)                    10,226,879
 1,839,500  SOCO International Plc. (Energy)                          8,794,618
                                                                 --------------
                                                                    125,228,356
                                                                 --------------

            United States - 0.51%
   153,300  Global TeleSystems Group, Inc.
             (Telecommunications) (a)                                 7,166,775
                                                                 --------------

            Venezuela - 0.12%
 1,788,583  La Electricidad de Caracas (Utilities)                    1,687,021
         2  Mavesa SA, ADR (Consumer Goods
             Non-Durables)                                                   11
                                                                 --------------
                                                                      1,687,032
                                                                 --------------
Total Common Stock (Cost $1,054,664,871)                          1,313,250,477
                                                                 --------------


              See Notes to Financial Statements on Pages 15 to 17

International Equity Portfolio

Statement of Net Assets March 31, 1998 (unaudited)

Shares                  Description                                    Value
------                  -----------                                    -----
            CORPORATE DEBT NON-CONVERTIBLE - 0.49%
            South Africa - 0.49%
   195,000  Liberty Life International Straight Line, 0.00%,
             9/30/04 (Financial Services)                        $      286,728
 4,420,000  Liberty Life International, 6.50%, 9/30/04
             (Financial Services)                                     6,499,168
                                                                 --------------
                                                                      6,785,896
                                                                 --------------

Total Corporate Debt Non-Convertible (Cost $5,728,361)                6,785,896
                                                                 --------------

            OTHER SECURITIES - 0.10%
            Germany - 0.04%
    27,200  Allianz AG Rights (Financial Services) (a)                  134,573
    20,740  Volkswagen AG Rights (Consumer Goods--
             Durable) (a)                                               376,805
                                                                 --------------
                                                                        511,378
                                                                 --------------

            Portugal - 0.06%
   259,800  Banco Comercial Portugues,
             SA Rights (Financial Services) (a)                         831,495
                                                                 --------------
Total Other Securities (Cost $0)                                      1,342,873
                                                                 --------------

            SHORT TERM INSTRUMENTS - 6.44%
            U.S.A.  - 6.44%
88,996,341  BT Institutional Cash Management Fund,
             5.51%, 4/01/98                                          88,996,341
   810,000  U.S. Treasury Bill, 5.13%, 5/21/98                          804,229
                                                                 --------------
                                                                     89,800,570
                                                                 --------------
Total Short Term Instruments (Cost $89,800,570)                      89,800,570
                                                                 --------------

            Options - 0.54%
     1,627  Nikkei 225 Index, September 1998                          1,556,593
     4,141  Nikkei 225 Index, September 1998                          3,254,301
     1,454  Nikkei 225 Index, September 1998                          1,064,191
       436  Nikkei 225 Index, September 1998                            943,941
     1,395  Nikkei 225 Index, September 1998                            726,694
                                                                 --------------
Total Options (Cost $10,423,405)                                      7,545,720
                                                                 --------------

                        Description                                    Value
                        -----------                                    -----
Total Investments (Cost $1,160,617,207)       101.68%            $1,418,725,533
Liabilities in Excess of Other Assets          (1.68)%              (23,475,629)
                                              ------             --------------
Net Assets                                    100.00%            $1,395,249,904
                                              ======             ==============
----------
(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

The following abbreviations are used in portfolio descriptions:
ADR--American Depository Receipt
GDR--Global Depository Receipt

     Industry Diversification (as a percentage of Total Investments):
     Capital Equipment                                          7.47%
     Consumer Goods--Durable                                    8.10%
     Consumer Goods--Non-Durable                                7.26%
     Energy                                                     6.36%
     Financial Services                                        27.99%
     Materials                                                  3.92%
     Multi-Industry                                             5.81%
     Property                                                   2.22%
     Services                                                   2.77%
     Technology                                                 7.53%
     Telecommunications                                         4.46%
     Transportation                                             6.07%
     Utilities                                                  2.02%
     Other                                                      8.02%
                                                              ------
                                                              100.00%
                                                              ======

              See Notes to Financial Statements on Pages 15 to 17

International Equity Portfolio

Statement of Operations For the six month period ended March 31, 1998
(unaudited)

Investment Income
   Dividends (net of foreign withholding tax of $470,225)                                                $     3,657,656
   Interest                                                                                                    1,824,662
                                                                                                         ---------------
Total Investment Income                                                                                        5,482,318
                                                                                                         ---------------
Expenses
   Advisory Fees                                                                                               2,602,567
   Administration and Services Fees                                                                              600,591
   Professional Fees                                                                                              20,181
   Miscellaneous Fees                                                                                             23,793
   Trustees Fees                                                                                                   1,833
                                                                                                         ---------------
   Total Expenses                                                                                              3,248,965
   Less: Expenses Absorbed by Bankers Trust                                                                     (646,398)
                                                                                                         ---------------
      Net Expenses                                                                                             2,602,567
                                                                                                         ---------------
Net Investment Income                                                                                          2,879,751
                                                                                                         ---------------
Realized and Unrealized Gain on Investments, Options, Forward Currencies and
  Forward Foreign Currency Contracts
   Net Realized Gain/(Loss) from:
      Investment Transactions                                                                                  1,455,493
      Foreign Currency Transactions                                                                           (2,002,385)
      Option Transactions                                                                                       (816,750)
   Net Change in Unrealized Appreciation/Depreciation on Investments, Options, Foreign Currencies and
      Forward Foreign Currency Contracts                                                                    153,255,091
                                                                                                         ---------------
Net Realized and Unrealized Gain on Investments, Options, Foreign Currencies and
     Forward Foreign Currency Contracts                                                                      151,891,449
                                                                                                         ---------------
Net Increase in Net Assets from Operations                                                               $   154,771,200
                                                                                                         ===============

              See Notes to Financial Statements on Pages 15 to 17

International Equity Portfolio

Statements of Changes in Net Assets

                                                                                              For the
                                                                                          six months ended           For the
                                                                                           March 31, 1998          year ended
                                                                                             (unaudited)       September 30, 1997
                                                                                           ---------------     ------------------
Increase in Net Assets from:
Operations
   Net Investment Income                                                                    $     2,879,751    $     4,290,878
   Net Realized Gain (Loss) from Investments, Options and Foreign Currency Transactions          (1,363,642)        10,056,354

   Net Change in Unrealized Appreciation/Depreciation on Investments, Options,
     Foreign Currencies and Forward Foreign Currency Contracts                                  153,255,091         85,109,689
                                                                                            ---------------    ---------------
Net Increase in Net Assets from Operations                                                      154,771,200         99,456,921
                                                                                            ---------------    ---------------
Capital Transactions
   Proceeds from Capital Invested                                                             1,013,261,964        476,033,118
   Value of Capital Withdrawn                                                                  (345,188,122)      (167,898,538)
                                                                                            ---------------    ---------------
Net Increase in Net Assets from Capital Transactions                                            668,073,842        308,134,580
                                                                                            ---------------    ---------------
Total Increase in Net Assets                                                                    822,845,042        407,591,501
Net Assets
Beginning of Period                                                                             572,404,862        164,813,361
                                                                                            ---------------    ---------------
End of Period                                                                               $ 1,395,249,904    $   572,404,862
                                                                                            ===============    ===============

Financial Highlights

Contained below are selected supplemental data and ratios for each of the periods indicated for the International Equity Portfolio.

                                                                       For the                                   For the
                                                                      year ended                                year ended
                                                  For the            September 30,      For the period         December 31,
                                              six months ended  -------------------   January 1, 1995 to    -----------------
                                               March 31, 1998++   1997      1996      September 30, 1995+     1994      1993
                                              ----------------- ---------  --------   -------------------   --------  --------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)     $1,395,250       $572,405  $164,813          $83,313         $56,042   $33,907
   Ratios to Average Net Assets:
      Net Investment Income                           0.72%*         1.35%     1.76%            2.39%*          1.69%     1.64%
      Expenses                                        0.65%*         0.65%     0.65%            0.65%*          0.65%     0.65%
      Decrease Reflected in Above Expense
        Ratios Due to Absorption of Expenses
        by Bankers Trust                              0.16%*         0.17%     0.20%            0.22%*          0.24%     0.39%
        Portfolio Turnover Rate                         30%            63%       68%              21%             15%       17%

----------
+ On August 2, 1995, the Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
*  Annualized
++ Unaudited.

              See Notes to Financial Statements on Pages 15 to 17

International Equity Portfolio

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A. Organization

The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 4, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts

Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an

International Equity Portfolio

Notes to Financial Statements (unaudited)

annual rate of 0.15 of 1% of the Portfolio's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $173,634 as of March 31, 1998.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets. Accrued advisory fees amounted to $556,525, net of reimbursable expenses of $196,225 as of March 31, 1998.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .65% of the average daily net assets of the Portfolio. For the six months ended March 31, 1998, expenses of the Portfolio have been reduced $646,398.

Certain officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc., distributor of the BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

The Portfolio may invest in the BTInstitutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the fund to the Portfolio as of March 31, 1998 amounted to $1,618,828.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A quarterly commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and is apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1998, were $856,380,062 and $225,463,219, respectively. Amounts payable for securities purchased amounted to $41,711,708.

Note 4--Open Forward Foreign Currency Contracts

As of March 31, 1998, the International Equity Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                            Net Unrealized
                                                                                             Appreciation
Contracts to Deliver      In Exchange For             Settlement Date       Value (US$)   (Depreciation) (US$)
--------------------------------------------------------------------------------------------------------------
Sales
DEM         4,000,000     USD         2,186,354          04/08/98            2,165,557              20,797
DEM        42,950,000     USD        23,474,525          04/08/98           23,252,666             221,859
MYR        16,700,000     USD         4,204,008          04/08/98            4,588,164            (384,156)
--------------------------------------------------------------------------------------------------------------
                                                                      Net Depreciation            (141,500)
--------------------------------------------------------------------------------------------------------------
Purchases
--------------------------------------------------------------------------------------------------------------
ATS         3,000,000     USD           230,769          04/02/98              230,572                (197)
AUD           200,000     USD           132,460          04/02/98              132,640                 180
CHF         1,100,000     USD           720,603          04/02/98              721,548                 945
DEM         3,000,000     USD         1,620,746          04/02/98            1,622,148               1,402
ESP       110,000,000     USD           700,637          04/02/98              700,570                 (67)
FIM           500,000     USD            89,389          04/01/98               89,084                (305)
FIM         1,200,000     USD           213,904          04/02/98              213,801                (103)
GBP         3,000,000     USD         5,023,500          04/02/98            5,023,800                 300
IEP           500,000     USD           679,300          04/02/98              679,400                 100
ITL     2,000,000,000     USD         1,099,294          04/01/98            1,097,138              (2,156)
JPY       100,000,000     USD           757,289          04/01/98              749,878               7,411
NLG        25,000,000     USD        11,984,660          04/02/98           11,992,133               7,473
NZD         5,403,000     USD         2,994,883          04/01/98            2,987,049              (7,834)
PTE       175,000,000     USD           923,970          04/02/98              923,995                  25
SGD           400,000     USD           247,831          04/02/98              247,678                (153)
--------------------------------------------------------------------------------------------------------------
                                                                      Net Appreciation               7,021
--------------------------------------------------------------------------------------------------------------
                                                                Total/Net Depreciation            (134,479)
--------------------------------------------------------------------------------------------------------------

International Equity Portfolio

Notes to Financial Statements (unaudited)

SGD--Singapore Dollar
DEM--German Deutschemark
MYR--Malaysian Ringgit
ATS--Austrian Schilling
AUD--Australian Dollar

CHF--Swiss Franc
ESP--Spanish Peseta
PTE--Portuguese Escudo
FIM--Finnish Markka
GBP--British Pound

IEP--Irish Punt
ITL--Italian Lira
JPY--Japanese Yen
NLG--Dutch Guilder
NZD--New Zealand Dollar

The tax basis of investments held at March 31, 1998 amounted to $1,160,617,207. The aggregate gross unrealized appreciation for all investments was $269,982,503 and the aggregate gross depreciation for all investments was $11,874,177.

Note 5--Net Assets

On March 31, 1998, net assets consisted of:

  Paid-in Capital                                                $1,137,075,116
  Net Unrealized Appreciation on Investments,
    Options, Foreign Currencies and Forward
    Foreign Currency Contracts                                      258,174,788
                                                                 --------------
                                                                 $1,395,249,904
                                                                 ==============

Note 6--Foreign Securities

The Portfolio invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

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                                       18

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                                       19

BT INSTITUTIONAL FUNDS

INTERNATIONAL EQUITY FUND

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                           -------------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                           -------------------------

                           International Equity Fund - Class I Cusip #055924856
                          International Equity Fund - Class II Cusip #055924849
                                                                STA463100 (5/98)